Taxation (Composition of Income Tax Expense, Reconciliation between the Statutory CIT Rate and Group's Effective Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
TAXATION [Abstract]
Statutory CIT rate		25.00%	25.00%	25.00%
Effect of tax holidays	[1]	(16.00%)	(12.80%)	115.80%
Tax differential from statutory rate applicable to overseas subsidiaries		1.20%	3.70%	(37.90%)
Effect of withholding taxes		2.30%	1.60%	(26.70%)
Changes in valuation allowance		0.90%	(2.70%)	(69.50%)
Other permanent book-tax differences		(0.60%)	7.30%	(20.10%)
Effective CIT rate		12.80%	22.10%	(13.40%)

[1]	The income tax reversal resulting from the preferential income tax rate that AmazGame received as a 2015 KNSE is included in the "Effect of tax holidays" in the table above.